Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities $ in Thousands	Mar. 31, 2021 USD ($)
Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 2,083
Goodwill	36,379
Intangible assets	71,125
Other assets	4,364
Total assets acquired	113,951
Net deferred tax liabilities	14,007
Other labilities	2,883
Total liabilities assumed	16,890
Net assets acquired	$ 97,061